Analysis of performance by segment (Tables)	6 Months Ended
Jun. 30, 2020
Analysis of performance by segment
Schedule of segment results

		2020 $m		2019 $m
	Note	Half year		Half year
Continuing operations:
Asia
Insurance operations		1,590		1,417
Asset management		143		133
Total Asia		1,733		1,550
US
Insurance operations (Jackson)		1,256		1,556
Asset management		10		16
Total US		1,266		1,572
Other income and expenditure:
Investment return and other income		18		32
Interest payable on core structural borrowings		(163)		(293)
Corporate expenditurenote(i)		(205)		(212)
Total other income and expenditure		(350)		(473)
Restructuring and IFRS 17 implementation costs		(108)		(30)
Adjusted operating profit	B1.3	2,541		2,619
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(2,706)		(1,455)
Amortisation of acquisition accounting adjustmentsnote (ii)		(18)		(22)
Gain attaching to corporate transactions	D1	846		17
Profit before tax attributable to shareholders		663		1,159
Tax charge attributable to shareholders' returns	B4	(129)		(1)
Profit for the period from continuing operations		534		1,158
Profit for the period from discontinued operations		—		835
Profit for the period		534		1,993

Attributable to:
Equity holders of the Company
From continuing operations		512		1,152
From discontinued operations		—		835
Non-controlling interests from continuing operations		22		6
		534		1,993

Basic earnings per share (in cents)		2020		2019
	Note	Half year		Half year
	B5
Based on adjusted operating profit, net of tax, from continuing operationsnote (iii)		79.0	¢	84.5	¢
Based on profit for the period from continuing operations		19.7	¢	44.6	¢
Based on profit for the period from discontinued operations		—		32.3	¢

Notes

(i)	Corporate expenditure as shown above is primarily for head office functions in London and Hong Kong.
(ii)	Amortisation of acquisition accounting adjustments principally relate to the REALIC business of Jackson which was acquired in 2012.
(iii)	Tax charges have been reflected as operating and non-operating in the same way as for the pre-tax items. Further details on tax charges are provided in note B4.

Schedules of short-term fluctuations in investment returns on shareholder-backed business

	2020 $m	2019 $m
	Half year	Half year
Asia operationsnote (i)	(448)	544
US operationsnote (ii)	(2,288)	(1,968)
Other operations	30	(31)
Total	(2,706)	(1,455)

(i)	Asia operations

In Asia, the negative short-term fluctuations of $(448) million (half year 2019: positive $544 million) reflect the net value movements on shareholders’ assets and policyholder liabilities arising from market movements in the period. In half year 2020 falling interest rates in certain parts of Asia led to lower discount rates on policyholder liabilities under the local reserving basis applied, which were not fully offset by unrealised bond gains in the period. This together with the effect of falling equity markets led to the overall negative short-term investment fluctuations in Asia.

(ii)	US operations

The short-term fluctuations in investment returns in the US are reported net of the related charge for amortisation of deferred acquisition costs (DAC) of $(50) million as shown in note C4.2 (half year 2019: credit of $616 million) and comprise amounts in respect of the following items:

	2020 $m	2019 $m
	Half year	Half year
Net equity hedge resultnote (a)	(4,378)	(2,529)
Other than equity-related derivativesnote (b)	2,114	560
Debt securitiesnote (c)	175	14
Equity-type investments: actual less longer-term return	(128)	(9)
Other items	(71)	(4)
Total net of related DAC amortisation	(2,288)	(1,968)

Notes

(a)

The purpose of the inclusion of net equity hedge result in short-term fluctuations in investment returns is to segregate the amount included in pre-tax profit that relates to the accounting effect of market movements on both the value of guarantees in Jackson’s products including variable annuities and on the related derivatives used to manage the exposures inherent in these guarantees. The level of fees recognised in non-operating profit is determined by reference to that allowed for within the reserving basis. The variable annuity guarantees are valued in accordance with either Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures or ASC Topic 944, Financial Services – Insurance depending on the type of guarantee. Both approaches require an entity to determine the total fee (‘the fee assessment’) that is expected to fund future projected benefit payments arising using the assumptions applicable for that method. The method under ASC Topic 820 requires this fee assessment to be fixed at the time of issue. As the fees included within the initial fee assessment are earned, they are included in non-operating profit to match the corresponding movement in the guarantee liability. Other guarantee fees are included in operating profit, which in half year 2020 was $350 million (half year 2019: $341 million), pre-tax and net of related DAC amortisation. As the Group applies US GAAP for the measured value of the product guarantees, the net equity hedge result also includes asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ.

The net equity hedge result therefore includes significant accounting mismatches and other factors that do not represent the economic result. These other factors include:

–The variable annuity guarantees and fixed indexed annuity embedded options being only partially fair valued under ‘grandfathered’ US GAAP;

–The interest rate exposure being managed through the other than equity-related derivative programme explained in note (b) below; and

–Jackson’s management of its economic exposures for a number of other factors that are treated differently in the accounting frameworks such as future fees and assumed volatility levels.

The net equity hedge result can be summarised as follows:

	2020 $m	2019 $m
	Half year	Half year
Fair value movements on equity hedge instruments	(301)	(3,190)
Accounting value movements on the variable and fixed indexed annuity guarantee liabilities*	(4,503)	294
Fee assessments net of claim payments	426	367
Total net of related DAC amortisation	(4,378)	(2,529)

*     The value movement on the variable annuity guarantees and fixed indexed annuity options is discussed in 'Explanation of Performance and Other Financial Measures'.

(b)	The fluctuations for other than equity-related derivatives comprise the net effect of:

–Fair value movements on free-standing, other than equity-related derivatives;

–Fair value movements on the Guaranteed Minimum Income Benefit (GMIB) reinsurance asset that are not matched by movements in the underlying GMIB liability, which is not fair valued; and

–Related amortisation of DAC.

The free-standing, other than equity-related derivatives, are held to manage interest rate exposures and durations within the general account and the variable annuity guarantees and fixed indexed annuity embedded options described in note (a) above. Accounting mismatches arise because of differences between the measurement basis  and presentation of the derivatives, which are fair valued with movements recorded in the income statement, and the exposures they are intended to manage.

(c)	Short-term fluctuations related to debt securities is analysed below:

	2020 $m	2019 $m
	Half year	Half year
Credits (charges) in the period:
Losses on sales of impaired and deteriorating bonds	(148)	(24)
Bond write-downs	(31)	(1)
Recoveries/reversals	1	1
Total credits (charges) in the period	(178)	(24)
Risk margin allowance deducted from adjusted operating profit*	55	54
	(123)	30
Interest-related realised gains (losses):
Gains (losses) arising in the period†	369	42
Amortisation of gains and losses arising in current and prior periods to adjusted operating profit	(67)	(59)
	302	(17)
Related amortisation of deferred acquisition costs	(4)	1
Total short-term fluctuations related to debt securities net of related DAC amortisation	175	14

*      The debt securities of Jackson are held in the general account of the business. Realised gains and losses are recorded in the income statement with normalised returns included in adjusted operating profit with variations from period to period included in the short-term fluctuations category. The risk margin reserve charge for longer-term credit-related losses included in adjusted operating profit of Jackson for half year 2020 is based on an average annual risk margin reserve of 18 basis points (half year 2019: 18 basis points) on average book values of $62.3 billion (half year 2019: $60.0 billion) as shown below:

Schedule of average annual risk margin reserve

Moody’s rating category (or equivalent under NAIC ratings of mortgage-backed securities)

	Half year 2020			Half year 2019
	Average		Annual	Average		Annual
	book		expected	book		expected
	value	RMR	loss	value	RMR	loss
	$m	%	$m	$m	%	$m

A3 or higher	39,118	0.10	(40)	34,318	0.10	(36)
Baa1, 2 or 3	21,521	0.24	(51)	24,385	0.23	(55)
Ba1, 2 or 3	1,383	0.74	(10)	1,008	0.93	(10)
B1, 2 or 3	200	2.39	(5)	246	2.62	(6)
Below B3	108	3.36	(4)	37	3.42	(1)
Total	62,330	0.18	(110)	59,994	0.18	(108)

Related amortisation of deferred acquisition costs			20			18
Risk margin reserve charge to adjusted operating profit for longer-term credit-related losses			(90)			(90)

†     Excluding the realised gains that are part of the gain arising in respect of the reinsured Jackson's in-force fixed and fixed indexed annuity liabilities to Athene Life Re Ltd, as discussed in note D1.

Schedule of equity-type securities

	2020	2019
	Half year	Half year
Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds	4.9% to 5.8%	6.0%	to	6.7%
Other equity-type securities such as investments in limited partnerships and private equity funds	6.9% to 7.8%	8.0%	to	8.7%